Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial information [line items]
IFRS 15 impact on assets recognized	¥ 67,769
IAS 19 impact on liabilities recognized	24,085	¥ 22,971
Borrowings	¥ 2,369,231	2,157,755
Currency risk [member]
Disclosure of financial information [line items]
Impacts on profit before income taxes	1.00%
Interest rate risk [member]
Disclosure of financial information [line items]
Impacts on profit before income taxes	1.00%
Commitment Line Agreement [member]
Disclosure of financial information [line items]
Borrowings	¥ 0
Loan Facility Agreement [member]
Disclosure of financial information [line items]
Available credit balance	¥ 666,096	¥ 650,933